CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Treasury Stock	(Accumulated Deficit)	Accumulated Other Comprehensive Income	Non-controlling interest
Balance at Dec. 31, 2010	$ 248,940	$ 182	$ 1,303,627		$ (1,132,303)	$ 69,423	$ 8,011
Balance (in shares) at Dec. 31, 2010		51,775,739
Increase (Decrease) in Stockholders' Equity
Common stock issued upon option exercises	124		124
Common stock issued upon option exercises (in shares)		19,777
Repurchase of ordinary shares	(6,301)			(6,301)
Repurchase of ordinary shares (in shares)		(1,563,769)
Restricted stock issued and restricted stock units released (in shares)		378,964
Stock-based compensation	3,029		3,029
Restricted stock cancellation (in shares)		(5,329)
Net loss (income)	11,777				13,387		(1,610)
Other comprehensive income:
Foreign currency translation	13,470					13,470
Balance at Dec. 31, 2011	271,039	182	1,306,780	(6,301)	(1,118,916)	82,893	6,401
Balance (in shares) at Dec. 31, 2011		50,605,382		1,563,769
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	(8,842)			(8,842)
Repurchase of ordinary shares (in shares)		(2,611,102)		2,611,102
Restricted stock issued and restricted stock units released (in shares)		1,271,014
Repurchase of ordinary share from iTV shareholder	(5,278)			(5,278)
Repurchase of ordinary share from iTV shareholder (in shares)		(1,491,091)		1,491,091
Stock-based compensation	2,981		2,981
Restricted stock cancellation (in shares)		(118,111)
Net loss (income)	(35,579)				(34,385)		(1,194)
Derecognition of non-controlling interests on deconsolidation of a subsidiary	(4,393)						(4,393)
Other comprehensive income:
Foreign currency translation	(3,272)					(3,272)
Balance at Dec. 31, 2012	216,656	182	1,309,761	(20,421)	(1,153,301)	79,621	814
Balance (in shares) at Dec. 31, 2012	47,656,000	47,656,092		5,665,962
Increase (Decrease) in Stockholders' Equity
Repurchase of ordinary shares	(30,680)	(31)	(30,649)
Repurchase of ordinary shares (in shares)		(8,333,333)
Restricted stock issued and restricted stock units released (in shares)		455,095
Stock-based compensation	1,698		1,698
Net loss (income)	(22,730)				(22,721)		(9)
Derecognition of non-controlling interests on deconsolidation of a subsidiary	(805)						(805)
Other comprehensive income:
Foreign currency translation	(6,671)					(6,671)
CTA recognition on liquidation of the subsidiaries	(7,088)					(7,088)
Balance at Dec. 31, 2013	$ 150,380	$ 151	$ 1,280,810	$ (20,421)	$ (1,176,022)	$ 65,862
Balance (in shares) at Dec. 31, 2013	39,778,000	39,777,854		5,665,962